Organization and Business Description (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2022 ¥ / shares	Dec. 31, 2021 USD ($)
Organization and Business Description (Details) [Line Items]
Option price per share | (per share)	$ 1.45	¥ 10
Subsidiaries amount	$ 3,802,885		$ 3,802,885
Statutory reserves	$ 2,508,635		2,473,801
Equity Pledge Agreement [Member] | SDH Shareholders [Member]
Organization and Business Description (Details) [Line Items]
Percentage of shareholders	100.00%	100.00%
Statutory reserves [Member]
Organization and Business Description (Details) [Line Items]
Statutory reserves	$ 2,478,094		$ 2,473,801